Financial assets and liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Total current financial assets	$ 7,417	$ 8,128
Total non-current financial assets	619	1,391
Total financial assets	8,036	9,519
Current financial liabilities	6,944	7,969
Non-current financial liabilities	18,902	19,149
Financial liabilities	25,846	27,118
Cash And Cash Equivalents Current [Member]
IfrsStatementLineItems [Line Items]
Total current financial assets	4,953	3,609
Short Term Investment [Member]
IfrsStatementLineItems [Line Items]
Total current financial assets	53	51
Derivative Financial Assets [Member]
IfrsStatementLineItems [Line Items]
Total current financial assets	53
Total non-current financial assets	15	544
Accounts Receivable Current [Member]
IfrsStatementLineItems [Line Items]
Total current financial assets	2,358	4,197
Judicial Deposits [Member]
IfrsStatementLineItems [Line Items]
Total non-current financial assets	537	798
Restricted Cash [Member]
IfrsStatementLineItems [Line Items]
Total non-current financial assets	13	4
Investments In Equity Securities Noncurrent [Member]
IfrsStatementLineItems [Line Items]
Total non-current financial assets	54	45
Suppliers And Contractors Current [Member]
IfrsStatementLineItems [Line Items]
Current financial liabilities	4,234	5,272
Derivatives [member]
IfrsStatementLineItems [Line Items]
Current financial liabilities	197	36
Non-current financial liabilities	428	95
Loans And Borrowings Current [Member]
IfrsStatementLineItems [Line Items]
Current financial liabilities	1,020	824
Non-current financial liabilities	13,772	11,647
Leases [Member]
IfrsStatementLineItems [Line Items]
Current financial liabilities	147	197
Non-current financial liabilities	566	1,255
Government Grant [Member]
IfrsStatementLineItems [Line Items]
Current financial liabilities	467	591
Non-current financial liabilities	1,887	3,278
Other Financial Liabilities [Member]
IfrsStatementLineItems [Line Items]
Current financial liabilities	291	290
Non-current financial liabilities	32
Contract Liability [Member]
IfrsStatementLineItems [Line Items]
Current financial liabilities	588	759
Participative Stockholders Debentures Noncurrent [Member]
IfrsStatementLineItems [Line Items]
Non-current financial liabilities	2,217	2,874
Loans And Receivables Or Amortized Cost [Member]
IfrsStatementLineItems [Line Items]
Total current financial assets	5,327	3,971
Total non-current financial assets	550	802
Total financial assets	5,877	4,773
Current financial liabilities	6,747	7,933
Non-current financial liabilities	16,257	16,180
Financial liabilities	23,004	24,113
Loans And Receivables Or Amortized Cost [Member] | Cash And Cash Equivalents Current [Member]
IfrsStatementLineItems [Line Items]
Total current financial assets	4,953	3,609
Loans And Receivables Or Amortized Cost [Member] | Accounts Receivable Current [Member]
IfrsStatementLineItems [Line Items]
Total current financial assets	374	362
Loans And Receivables Or Amortized Cost [Member] | Judicial Deposits [Member]
IfrsStatementLineItems [Line Items]
Total non-current financial assets	537	798
Loans And Receivables Or Amortized Cost [Member] | Restricted Cash [Member]
IfrsStatementLineItems [Line Items]
Total non-current financial assets	13	4
Loans And Receivables Or Amortized Cost [Member] | Suppliers And Contractors Current [Member]
IfrsStatementLineItems [Line Items]
Current financial liabilities	4,234	5,272
Loans And Receivables Or Amortized Cost [Member] | Loans And Borrowings Current [Member]
IfrsStatementLineItems [Line Items]
Current financial liabilities	1,020	824
Non-current financial liabilities	13,772	11,647
Loans And Receivables Or Amortized Cost [Member] | Leases [Member]
IfrsStatementLineItems [Line Items]
Current financial liabilities	147	197
Non-current financial liabilities	566	1,255
Loans And Receivables Or Amortized Cost [Member] | Government Grant [Member]
IfrsStatementLineItems [Line Items]
Current financial liabilities	467	591
Non-current financial liabilities	1,887	3,278
Loans And Receivables Or Amortized Cost [Member] | Other Financial Liabilities [Member]
IfrsStatementLineItems [Line Items]
Current financial liabilities	291	290
Non-current financial liabilities	32
Loans And Receivables Or Amortized Cost [Member] | Contract Liability [Member]
IfrsStatementLineItems [Line Items]
Current financial liabilities	588	759
Financial assets at fair value through profit or loss, category [member]
IfrsStatementLineItems [Line Items]
Total current financial assets	2,090	4,157
Total non-current financial assets	15	544
Total financial assets	2,105	4,701
Financial assets at fair value through profit or loss, category [member] | Short Term Investment [Member]
IfrsStatementLineItems [Line Items]
Total current financial assets	53	51
Financial assets at fair value through profit or loss, category [member] | Derivative Financial Assets [Member]
IfrsStatementLineItems [Line Items]
Total current financial assets	53	271
Total non-current financial assets	15	544
Financial assets at fair value through profit or loss, category [member] | Accounts Receivable Current [Member]
IfrsStatementLineItems [Line Items]
Total current financial assets	1,984	3,835
Financial assets measured at fair value through other comprehensive income, category [member]
IfrsStatementLineItems [Line Items]
Total non-current financial assets	54	45
Total financial assets	54	45
Financial assets measured at fair value through other comprehensive income, category [member] | Investments In Equity Securities Noncurrent [Member]
IfrsStatementLineItems [Line Items]
Total non-current financial assets	54	45
Financial Liabilities At Fair Value Through Profit Or Loss Category Membe [Member]
IfrsStatementLineItems [Line Items]
Current financial liabilities	197	36
Non-current financial liabilities	2,645	2,969
Financial liabilities	2,842	3,005
Financial Liabilities At Fair Value Through Profit Or Loss Category Membe [Member] | Derivatives [member]
IfrsStatementLineItems [Line Items]
Current financial liabilities	197	36
Non-current financial liabilities	428	95
Financial Liabilities At Fair Value Through Profit Or Loss Category Membe [Member] | Participative Stockholders Debentures Noncurrent [Member]
IfrsStatementLineItems [Line Items]
Non-current financial liabilities	$ 2,217	$ 2,874